Document and Entity Information	Nov. 14, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2019
Entity Registrant Name	Oritani Financial Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34786
Entity Tax Identification Number	30-0628335
Entity Address, Address Line One	370 PASCACK ROAD
Entity Address, City or Town	TOWNSHIP OF WASHINGTON
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07676
City Area Code	201
Local Phone Number	664-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001483195
Title of 12(b) Security	Common Stock
Trading Symbol	ORIT
Security Exchange Name	NASDAQ